Taxation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Taxation 1	25.00%	25.00%
Taxation 2	15.00%	15.00%
Taxation 3	25.00%	25.00%
Taxation 4	10.00%	10.00%
Taxation 5	10.00%	10.00%
Taxation 6	50.00%	50.00%
Taxation 7	25.00%	25.00%
Taxation 8		11,888,000
Taxation 9	1,907,000
Taxation 10		2,985,000
Taxation 11		4,245,000
Taxation 12	$ 681,000
Taxation 13	17.00%	17.00%
Taxation 14	17.00%	17.00%